Property and Equipment	12 Months Ended
Mar. 31, 2018
Property, plant and equipment [abstract]
Property and Equipment
13	PROPERTY AND EQUIPMENT

	As At March 31, 2018
	Land and Building	Furniture, fittings and equipment	Vehicles	Machinery	Total
	(in thousands)
Opening net carrying amount	$8,791	$432	$504	$606	$10,333
Exchange difference	(20)	—	(4)	(2)	(26)
Additions	393	31	422	181	1,027
Disposals	—	(91)	(468)	(227)	(786)
Adjustment of depreciation on disposal	—	79	420	221	720
Depreciation charge	(683)	(103)	(176)	(303)	(1,265)
Balance as at March 31, 2018	$8,481	$348	$698	$476	$10,003
Capital work-in-progress					$10
Net carrying value as at March 31, 2018					$10,013

	As At March 31, 2018
	(in thousands)
Cost or valuation	$12,647	$1,872	$1,314	$4,001	$19,834
Accumulated depreciation	(4,166)	(1,524)	(616)	(3,525)	(9,831)
Net carrying amount	$8,481	$348	$698	$476	$10,003
Capital work-in-progress					$10
Net carrying value as at March 31, 2018					$10,013

	As At March 31, 2017
	Land and Building	Furniture, fittings and equipment	Vehicles	Machinery	Total
	(in thousands)
Opening net carrying amount	$8,768	$407	$399	$492	$10,066
Exchange difference	100	6	11	14	131
Revaluation	—	—	—	—	—
Additions	385	187	260	463	1,295
Others	—	(27)	—	(26)	(53)
Disposals	—	(24)	(5)	(5)	(34)
Adjustment of depreciation on disposal	—	—	5	5	10
Depreciation charge	(462)	(117)	(166)	(337)	(1,082)
Balance as at March 31, 2017	$8,791	$432	$504	$606	$10,333
Capital work-in-progress					$21
Net carrying value as at March 31, 2017					$10,354

	As At March 31, 2017
	(in thousands)
Cost or valuation	$12,274	$1,932	$1,364	$4,049	$19,619
Accumulated depreciation	(3,483)	(1,500)	(860)	(3,443)	(9,286)
Net carrying amount	$8791	$432	$504	$606	$10,333
Capital work-in-progress					$21
Net carrying value as at March 31, 2017					$10,354

Property and equipment with a net carrying amount of $7,452 (2017: $7,849) have been pledged to secure borrowings (Refer Note 23).

Land and buildings were revalued as at March 31, 2016 by independent valuers on the basis of market value. Fair values were estimated based on recent market transactions, which were then adjusted for specific conditions relating to the land and buildings. As at March 31, 2018, had land and buildings of the Group been carried at historical cost less accumulated depreciation, their carrying amount would have been $5,549 (2017: $5,909).

Capital work-in-progress of $10 (2017: $21) primarily related to leasehold improvement cost in Company’s leased premises.